Alger Mid Cap Focus Fund Expense Example - Class A C Shares [Member] - Alger Mid Cap Focus Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 636
Expense Example, with Redemption, 3 Years	871
Expense Example, with Redemption, 5 Years	1,125
Expense Example, with Redemption, 10 Years	1,849
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	$ 2,243